Notes payable Parentheticals (Details) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012
Notes payable Parentheticals
Principal amount of notes payable			$ 50,000
Annual interest rate of notespayable			2.00%
Note is secured by shares of Common Stock owned by Dan Ferris			3,750,000
Amount paid for note payable		25,000
Principal amount of Convertible note payable	$ 50,000
Annual interest rate of Convertible note payable	8.00%